Other Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Other Financial Instruments and Fair Value Measurements (Textual) [Abstract]
Company's Municipal bond mature in 2013	$ 3,536
Company's Municipal bond mature in 2014	732
Company's Municipal bond mature in 2015	2,739
Company's Municipal bond mature in 2016	927
Company's Municipal bond mature in 2017 and beyond	$ 12,458